CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation	$ 15,609,141	$ 9,736,901	$ 10,147,362
Unrealized gain (loss) on available-for-sale securities, net of tax effect	0	0	0
Revenues from related parties	612,064,917	391,541,429	272,507,595
Interest expense	(2,074,668)	(372,961)
Communication and market data	(100,000)	(116,150)	(150,360)
Commissions | Related party
Revenues from related parties	163,947	174,250	122,113
Interest income | Related party
Revenues from related parties	$ 469,172	$ 1,601,526	$ 1,379,238